CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tax benefit (expense) on currency translation adjustments	$ 2	$ 32	$ 7	$ 33	$ 28	$ (14)	$ (5)
Tax benefit (expense) on pension and other employee benefits	(2)	0	(1)	(1)	5	(2)	9
Available-for-sale securities, tax benefit(expense)	5	$ (1)	(6)	$ (2)
Available-for-sale securities and other, tax (expense) benefit					$ 2	$ (3)	$ (1)
Tax benefit (expense) on hedging activities	$ 2		$ (7)